Share capital - National Dream Limited (Details)														1 Months Ended		12 Months Ended			13 Months Ended
	Apr. 02, 2021 shares	Apr. 01, 2021 shares	Dec. 24, 2020 shares	Dec. 11, 2020 shares	Aug. 17, 2020 CNY (¥) shares	Jan. 14, 2020 CNY (¥) shares	Dec. 13, 2019 CNY (¥) shares	Nov. 27, 2019 USD ($) shares	Nov. 27, 2019 CNY (¥) shares	Nov. 26, 2019 USD ($) shares	Nov. 26, 2019 CNY (¥) shares	Mar. 11, 2019 USD ($) shares	Mar. 11, 2019 CNY (¥) shares	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Aug. 30, 2019 CNY (¥)	Dec. 31, 2021 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Total consideration | ¥							¥ 2,007,034,549												¥ 192,082,000
Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Total consideration								$ 5,284,830	¥ 37,175,000
National Dream Limited
Disclosure of classes of share capital [line items]
Total consideration												$ 13,114,000	¥ 88,030,000
Increase in ordinary shares												1,748,501	1,748,501
Great Lakes Limited
Disclosure of classes of share capital [line items]
Total consideration										$ 9,506,400	¥ 66,877,000
Increase in ordinary shares										1,267,520	1,267,520
Blossom View Limited | Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Increase in ordinary shares								563,714	563,714
Gold Planning Limited | Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Increase in ordinary shares								140,930	140,930
Ordinary shares
Disclosure of classes of share capital [line items]
Total consideration														$ 750,000,000	¥ 4,750,965,000
Increase in ordinary shares					62,100,000	10,560,000	93,600,000									72,660,000	3,720,665	99,999,999
Number of shares issued																1,169,980,661	1,097,320,664	999,999,999		1,169,980,653	900,000,000
Common shares bought back and retired	8	8	3	3
ADSs
Disclosure of classes of share capital [line items]
Increase in ordinary shares						3,520,000	31,200,000
Underwritten Public Offerings of American Depositary Shares
Disclosure of classes of share capital [line items]
Total consideration | ¥					¥ 2,471,951,645
Number of shares issued					18,000,000
Over Allotment Option for American Depositary Shares
Disclosure of classes of share capital [line items]
Total consideration | ¥						¥ 225,727,710
Number of shares issued					2,700,000